Trade and other receivables - Summary of Movement in Provision for Impairment of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
At 1 January	$ (69)	$ (56)	$ (47)
Provided	(15)	(25)	(28)
Amounts written back	2	5	12
Amounts written off	6	5	7
Exchange adjustments	(1)	2
At 31 December	$ (77)	$ (69)	$ (56)